September 27, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk - Stop 1-4

     Re: Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 254
          File No. 33-58957        CIK#896912

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on September 24, 2001.

                                    Very truly yours,




                                    Van Kampen Funds Inc.